Financial Risk Management, Objectives and Policies - Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
As of December 31, 2024
Financial obligations	S/ 1,498,655	S/ 1,579,819
Interest	316,534	397,988
Trade and other payables	223,304	214,286
Lease liabilities	9,420	8,129
Less than 3 months [Member]
As of December 31, 2024
Financial obligations	190,292	115,092
Interest	29,255	31,769
Trade and other payables	155,556	175,847
Lease liabilities	758	986
3 to 12 months [Member]
As of December 31, 2024
Financial obligations	269,272	269,272
Interest	49,887	57,356
Trade and other payables	67,748	38,439
Lease liabilities	2,200	2,957
1 to 5 years [Member]
As of December 31, 2024
Financial obligations	729,091	625,455
Interest	189,657	231,220
Trade and other payables
Lease liabilities	5,819	4,186
More than 5 years [Member]
As of December 31, 2024
Financial obligations	310,000	570,000
Interest	47,735	77,643
Trade and other payables
Lease liabilities	S/ 643